Principal Activities, Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Principal Activities, Organization and Basis of Presentation
1.	PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION
Principal activities
China Telecom Corporation Limited (the “Company”) and its subsidiaries (hereinafter, collectively referred to as the “Group”) offers a comprehensive range of wireline and mobile telecommunications services including voice, Internet, telecommunications network resource and equipment services, information and application services and other related services. The Group provides wireline telecommunications services and related services in Beijing Municipality, Shanghai Municipality, Guangdong Province, Jiangsu Province, Zhejiang Province, Anhui Province, Fujian Province, Jiangxi Province, Guangxi Zhuang Autonomous Region, Chongqing Municipality, Sichuan Province, Hubei Province, Hunan Province, Hainan Province, Guizhou Province, Yunnan Province, Shaanxi Province, Gansu Province, Qinghai Province, Ningxia Hui Autonomous Region and Xinjiang Uygur Autonomous Region of the People’s Republic of China (the “PRC”). The Group also provides mobile telecommunications and related services in the mainland China and Macau Special Administrative Region (“Macau”) of the PRC. The Group also provides international telecommunications services, including network equipment services, international Internet access and transit, Internet data center and mobile virtual network services in certain countries and regions of the Asia Pacific, Europe, Africa, South America and North America. The operations of the Group in the mainland China are subject to the supervision by the PRC government and relevant regulations.
Organization
As part of the reorganization (the “Restructuring”) of China Telecommunications Corporation, the Company was incorporated in the PRC on September 10, 2002. In connection with the Restructuring, China Telecommunications Corporation transferred to the Company the wireline telecommunications business and related operations in Shanghai Municipality, Guangdong Province, Jiangsu Province and Zhejiang Province together with the related assets and liabilities in consideration for 68,317 ordinary domestic shares of the Company. The shares issued to China Telecommunications Corporation have a par value of RMB1.00 each and represented the entire registered and issued share capital of the Company at that date.
On December 31, 2003, the Company acquired the entire equity interests in Anhui Telecom Company Limited, Fujian Telecom Company Limited, Jiangxi Telecom Company Limited, Guangxi Telecom Company Limited, Chongqing Telecom Company Limited and Sichuan Telecom Company Limited (collectively the “First Acquired Group”) and certain network management and research and development facilities from China Telecommunications Corporation for a total purchase price of RMB46,000 (hereinafter, referred to as the “First Acquisition”).
On June 30, 2004, the Company acquired the entire equity interests in Hubei Telecom Company Limited, Hunan Telecom Company Limited, Hainan Telecom Company Limited, Guizhou Telecom Company Limited, Yunnan Telecom Company Limited, Shaanxi Telecom Company Limited, Gansu Telecom Company Limited, Qinghai Telecom Company Limited, Ningxia Telecom Company Limited and Xinjiang Telecom Company Limited (collectively the “Second Acquired Group”) from China Telecommunications Corporation for a total purchase price of RMB27,800 (hereinafter, referred to as the “Second Acquisition”).
On June 30, 2007, the Company acquired the entire equity interests in China Telecom System Integration Co., Ltd. (“CTSI”), China Telecom Global Limited (“CT Global”) and China Telecom (Americas) Corporation (“CT Americas”) (collectively the “Third Acquired Group”) from China Telecommunications Corporation for a total purchase price of RMB1,408 (hereinafter, referred to as the “Third Acquisition”).
On June 30, 2008, the Company acquired the entire equity interest in China Telecom Group Beijing Corporation (“Beijing Telecom” or the “Fourth Acquired Company”) from China Telecommunications Corporation for a total purchase price of RMB5,557 (hereinafter, referred to as the “Fourth Acquisition”).
On August 1, 2011 and December 1, 2011, the subsidiaries of the Company,
E-surfing
Pay Co., Ltd
(“E-surfing
Pay”) and
E-surfing
Media Co., Ltd.
(“E-surfing
Media”), acquired the
e-commerce
business and video media business (collectively the “Fifth Acquired Group”) from China Telecommunications Corporation and its subsidiaries for a total purchase price of RMB61 (hereinafter, referred to as the “Fifth Acquisition”). The Company disposed the equity interest in
E-surfing
Media to China Telecommunications Corporation in 2013.

On April 30, 2012, the Company acquired the digital trunking business (the “Sixth Acquired Business”) from Besttone Holding Co., Ltd. (“Besttone Holding”), a subsidiary of China Telecommunications Corporation, at a purchase price of RMB48 (hereinafter, referred to as the “Sixth Acquisition”).
On December 31, 2013, CT Global, a subsidiary of the Company, acquired 100% equity interest in China Telecom (Europe) Limited (“CT Europe” or the “Seventh Acquired Company”), a wholly owned subsidiary of China Telecommunications Corporation, from China Telecommunications Corporation for a total purchase price of RMB278 (hereinafter, referred to as the “Seventh Acquisition”).
On October 31, 2017, the Company disposed of the 100% equity interest in Chengdu
E-store
Technology Co., Ltd
(“E-store”),
a subsidiary of the Company, to Besttone Holding. The final consideration for the disposal of the equity interest in
E-store
amou
n
ted to
RMB251, among which RMB249 was received on November 16, 2017 and the remaining balance of RMB2 was received in 2018.
Gain on disposal of a subsidiary:

2017
RMB
Consideration for the disposal	251
Net assets disposed of	(143)
Gain on disposal	108
The gain on disposal of
E-store
has been included in investment income of the consolidated statement of comprehensive income.
Net cash inflow from disposal of a subsidiary:

2017
RMB
Consideration received in cash and cash equivalents	249
Less: Cash and cash equivalents disposed of	(65)
Net cash inflow from disposal of a subsidiary	184

In December 2017, the Company acquired the satellite communications business (the “Satcom Business”) from China Telecom Satellite Communication Co., Ltd., a wholly owned subsidiary of China Telecommunications Corporation, at a purchase price of RMB70. In the same month,
E-surfing
Pay acquired a 100% interest in Shaanxi Zhonghe Hengtai Insurance Agent Limited (currently known as Orange Insurance Agent Limited
(“
Orange Insurance”), a wholly owned subsidiary of Shaanxi Communications Services Company Limited (“Shaanxi Comservice”, a company ultimately held by China Telecommunications Corporation), from Shaanxi Comservice, at a purchase price of RMB17. The acquisitions of the Satcom Business and Orange Insurance (collectively referred to as the “Eighth Acquired Group”) are two separate transactions, which are collectively referred to as the “Eighth Acquisition”. The total final consideration of the Eighth Acquisition was paid by June 30, 2018.
Hereinafter, the First Acquired Group, the Second Acquired Group, the Third Acquired Group, the Fourth Acquired Company, the Fifth Acquired Group, the Sixth Acquired Business, the Seventh Acquired Company and the Eighth Acquired Group are collectively referred to as the “Acquired Groups”.
Basis of presentation
Since the Group and the Acquired Groups are under common control of China Telecommunications Corporation, the Group’s acquisitions of the Acquired Groups have been accounted for as a combination of entities under common control in a manner similar to a pooling-of-interests.
Accordingly, the assets and liabilities of these entities have been accounted for at historical amounts and the consolidated financial statements of the Group prior to the acquisitions are combined with the financial statements of the Acquired Groups. The considerations for the acquisition of the Acquired Groups are accounted for as an equity transaction in the consolidated statement of changes in equity.
Merger with subsidiaries
Pursuant to the resolution passed by the Company’s shareholders at an Extraordinary General Meeting held on February 25, 2008, the Company entered into merger agreements with each of the following subsidiaries: Shanghai Telecom Company Limited, Guangdong Telecom Company Limited, Jiangsu Telecom Company Limited, Zhejiang Telecom Company Limited, Anhui Telecom Company Limited, Fujian Telecom Company Limited, Jiangxi Telecom Company Limited, Guangxi Telecom Company Limited, Chongqing Telecom Company Limited, Sichuan Telecom Company Limited, Hubei Telecom Company Limited, Hunan Telecom Company Limited, Hainan Telecom Company Limited, Guizhou Telecom Company Limited, Yunnan Telecom Company Limited, Shaanxi Telecom Company Limited, Gansu Telecom Company Limited, Qinghai Telecom Company Limited, Ningxia Telecom Company Limited and Xinjiang Telecom Company Limited. In addition, the Company entered into merger agreements with Beijing Telecom on July 1, 2008. Pursuant to these merger agreements, the Company merged with these subsidiaries and the assets, liabilities and business operations of these subsidiaries were transferred to the Company’s branches in the respective regions.